DERIVATIVE LIABILITY WARRANTS (Details - Fair value) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Financial liabilities fair value disclosure	$ 359,250	$ 557,250
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Offsetting Assets [Line Items]
Financial liabilities fair value disclosure	165,000	232,500
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Offsetting Assets [Line Items]
Financial liabilities fair value disclosure	$ 194,250	$ 324,750